Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) HLS	Dec. 31, 2018 USD ($) HLS		Dec. 31, 2017 USD ($) HLS
Disclosure of operating segments [line items]
Revenue	$ 52,329	$ 53,041	[1]	$ 54,859	[1]
Profit from operations	16,098	16,414	[1]	16,460	[1]
Net finance income/(cost)	(3,473)	(8,826)	[1]	(6,626)	[1]
Share of results of associates and joint ventures	152	153	[1]	430	[1]
Income tax expense	2,786	2,585	[1]	1,658	[1]
Profit from continuing operations	9,990	5,157	[1]	8,606	[1]
Discontinued operations	424	531	[1]	560	[1]
Profit/(loss)	10,414	5,688	[2]	9,166	[2]
Segment assets (non-current)	$ 207,834	$ 215,587	[3]	$ 224,251	[3]
Operating segments [member]
Disclosure of operating segments [line items]
Volume | HLS	561	560		605
Revenue	$ 52,329	$ 53,041		$ 54,859
Normalized EBITDA	$ 21,078	$ 21,732		$ 21,695
Normalized EBITDA margin %	40.30%	41.00%		39.50%
Depreciation, amortization and impairment	$ (4,657)	$ (4,624)		$ (4,625)
Normalized profit from operations (EBIT)	16,421	17,107		17,069
Exceptional items (see Note 8)	(323)	(692)		(609)
Profit from operations	16,098	16,414		16,460
Net finance income/(cost)	(3,473)	(8,826)		(6,626)
Share of results of associates and joint ventures	152	153		430
Income tax expense	(2,786)	(2,585)		(1,658)
Profit from continuing operations	9,990	5,157		8,606
Discontinued operations	424	531		560
Profit/(loss)	10,414	5,688		9,166
Segment assets (non-current)	207,834	215,587		224,251
Gross capex	$ 5,174	$ 5,005		$ 4,409
FTE	171,915	172,776		182,915
Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS	108	111		114
Revenue	$ 15,488	$ 15,504		$ 15,588
Normalized EBITDA	$ 6,185	$ 6,199		$ 6,377
Normalized EBITDA margin %	39.90%	40.00%		40.90%
Depreciation, amortization and impairment	$ (833)	$ (834)		$ (886)
Normalized profit from operations (EBIT)	5,352	5,365		5,492
Exceptional items (see Note 8)	(11)	(10)		4
Profit from operations	5,341	5,355		5,495
Segment assets (non-current)	63,725	63,443		63,341
Gross capex	$ 679	$ 917		$ 530
FTE	20,040	19,323		19,306
Operating segments [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume | HLS	134	129		124
Revenue	$ 11,912	$ 11,614		$ 10,780
Normalized EBITDA	$ 6,356	$ 6,033		$ 5,265
Normalized EBITDA margin %	53.40%	51.90%		48.80%
Depreciation, amortization and impairment	$ (921)	$ (844)		$ (781)
Normalized profit from operations (EBIT)	5,435	5,189		4,483
Exceptional items (see Note 8)	(51)	(151)		(158)
Profit from operations	5,384	5,038		4,325
Segment assets (non-current)	76,168	71,844		74,196
Gross capex	$ 1,286	$ 1,324		$ 1,206
FTE	52,412	53,140		56,006
Operating segments [member] | South America [Member]
Disclosure of operating segments [line items]
Volume | HLS	140	136		140
Revenue	$ 9,790	$ 10,238		$ 11,596
Normalized EBITDA	$ 4,145	$ 4,696		$ 5,243
Normalized EBITDA margin %	42.30%	45.90%		45.20%
Depreciation, amortization and impairment	$ (955)	$ (1,008)		$ (1,064)
Normalized profit from operations (EBIT)	3,190	3,688		4,179
Exceptional items (see Note 8)	(96)	1		(26)
Profit from operations	3,094	3,689		4,153
Segment assets (non-current)	13,452	13,250		13,858
Gross capex	$ 1,063	$ 777		$ 776
FTE	41,603	40,503		41,140
Operating segments [member] | C- E- Carter [member]
Disclosure of operating segments [line items]
Volume | HLS	86	87		132
Revenue	$ 7,911	$ 8,368		$ 10,344
Normalized EBITDA	$ 2,781	$ 3,184		$ 3,516
Normalized EBITDA margin %	35.20%	38.10%		34.00%
Depreciation, amortization and impairment	$ (974)	$ (936)		$ (992)
Normalized profit from operations (EBIT)	1,807	2,248		2,524
Exceptional items (see Note 8)	(61)	(370)		(144)
Profit from operations	1,746	1,878		2,381
Segment assets (non-current)	39,442	42,874		46,889
Gross capex	$ 1,208	$ 1,163		$ 1,086
FTE	23,804	23,604		26,823
Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS	93	96		94
Revenue	$ 6,544	$ 6,735		$ 6,094
Normalized EBITDA	$ 2,287	$ 2,178		$ 1,804
Normalized EBITDA margin %	35.00%	32.30%		29.60%
Depreciation, amortization and impairment	$ (648)	$ (734)		$ (649)
Normalized profit from operations (EBIT)	1,639	1,444		1,155
Exceptional items (see Note 8)	(41)	(43)		(44)
Profit from operations	1,598	1,401		1,110
Segment assets (non-current)	13,450	22,545		24,189
Gross capex	$ 626	$ 599		$ 564
FTE	29,482	31,523		36,386
Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume | HLS	1	1		2
Revenue	$ 685	$ 582		$ 457
Normalized EBITDA	$ (676)	$ (558)		$ (510)
Normalized EBITDA margin %	8212.00%	8212.00%		8212.00%
Depreciation, amortization and impairment	$ (325)	$ (269)		$ (253)
Normalized profit from operations (EBIT)	(1,001)	(827)		(764)
Exceptional items (see Note 8)	(63)	(119)		(241)
Profit from operations	(1,064)	(946)		(1,004)
Segment assets (non-current)	1,595	1,631		1,778
Gross capex	$ 312	$ 224		$ 247
FTE	4,574	4,683		3,254

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	The consolidated statements of comprehensive income for 2018 and 2017 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[3]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.